Shareholder Report, Line Graph (Details) - USD ($)			7 Months Ended	12 Months Ended		19 Months Ended	24 Months Ended	31 Months Ended	36 Months Ended	43 Months Ended	48 Months Ended	55 Months Ended	60 Months Ended	67 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Apr. 16, 2020	Nov. 30, 2015	Nov. 30, 2020	Nov. 30, 2025	Nov. 30, 2016	Nov. 30, 2021	Nov. 30, 2017	Nov. 30, 2022	Nov. 30, 2018	Nov. 30, 2023	Nov. 30, 2019	Nov. 30, 2024	Nov. 30, 2020	Nov. 30, 2025	Nov. 30, 2021	Nov. 30, 2022	Nov. 30, 2023	Nov. 30, 2024	Nov. 30, 2025
C000146928 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Smead Value Fund (Investor Class/SMVLX)
Accumulated Value		$ 10,000			$ 9,866.16924		$ 12,086.99297		$ 13,132.13376		$ 14,757.78555		$ 14,770.41048		$ 20,988.20216	$ 22,185.47499	$ 22,356.36096	$ 27,722.975	$ 27,330.55076
C000146937 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Smead Value Fund (Class Y/SVFYX)
Accumulated Value		10,000,000			9,907,425.44		12,190,284.6		13,300,484.1		15,004,027.85		15,076,766.52		21,502,139.54	22,805,871.38	23,068,495.38	28,707,398.65	28,404,456.6
C000146934 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Smead Value Fund (Class R2/SVFKX)
Accumulated Value		25,000			24,623.7195		30,110.0082		33,688.2363		37,772.40705		37,735.2561		53,502.0651	56,482.63115	56,792.28575	70,233.069	69,045.7152
C000146933 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Smead Value Fund (Class R1/SVFDX)
Accumulated Value		25,000			24,594.72053		30,040.34963		32,584.146		36,496.33035		36,429.8316		51,639.63055	54,452.3445	54,806.08	67,657.6472	66,419.23438
C000146931 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Smead Value Fund (Class I1/SVFFX)
Accumulated Value		1,000,000			989,489.673		1,215,647.385		1,324,168.08		1,491,956.735		1,497,347.554		2,132,726.915	2,260,377.376	2,284,256.341	2,840,949.174	2,808,590.298
C000146929 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Smead Value Fund (Class C/SVFCX)
Accumulated Value	$ 25,000		$ 33,614			$ 47,493		$ 49,927		$ 49,996		$ 61,641		$ 60,416
C000146930 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Smead Value Fund (Class A/SVFAX) with sales charge
Accumulated Value		9,425			9,304		11,398		12,402		13,934		13,945		19,817	20,943	21,112	26,190	25,828
C000233728 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Smead International Value Fund (Class A/SVXAX) with sales charge
Accumulated Value		9,426			8,163		10,542		9,152		10,289		10,595		14,799	17,354	18,389	20,257	26,927
C000233724 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Smead International Value Fund (Class C/SVXCX)
Accumulated Value		25,000.03188			21,510.34638		27,626.67688		23,846.18425		26,651.06588		27,270.20363		37,879.97325	44,193.30213	46,569.2832	50,992.58675	67,397.6611
C000233723 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Smead International Value Fund (Class I1/SVXFX)
Accumulated Value		1,000,000			868,527.748		1,124,765.78		979,142.131		1,103,536.757		1,139,663.34		1,596,645.993	1,877,464.999	1,994,973.162	2,203,496.625	2,937,171.986
C000233727 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Smead International Value Fund (Class Y/SVXYX)
Accumulated Value		10,000,000			8,690,480.64		11,264,886.72		9,828,874.08		11,093,755.68		11,465,779.68		16,075,157.04	18,939,741.84	20,159,674.8	22,294,531.26	29,766,781.3
C000233726 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Smead International Value Fund (Investor Class/SVXLX)
Accumulated Value		10,000			8,676.85176		11,218.7817		9,750.27672		10,980.24282		11,319.41529		15,836.74533	18,602.30547	19,748.84199	21,789.60352	29,014.11445
S And P 500 C000146933 Index Total Return [Member]
Account Value [Line Items]
Accumulated Value		25,000			27,014.5572		33,193.71293		35,276.41393		40,959.42915		48,109.44075		61,542.0736	55,873.99645	63,606.83105	85,163.932	97,938.12903
S And P 500 C000146931 Index Total Return [Member]
Account Value [Line Items]
Accumulated Value		1,000,000			1,080,582.288		1,327,748.517		1,411,056.557		1,638,377.166		1,924,377.63		2,461,682.944	2,234,959.858	2,544,273.242	3,406,557.28	3,917,525.161
S And P 500 C000146937 Index Total Return [Member]
Account Value [Line Items]
Accumulated Value		10,000,000			10,805,822.88		13,277,485.17		14,110,565.57		16,383,771.66		19,243,776.3		24,616,829.44	22,349,598.58	25,442,732.42	34,065,572.8	39,175,251.61
S And P 500 Index Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Index (Total Return)
Accumulated Value	25,000	10,000	32,700		10,805.82288	41,830	13,277.48517	37,977	14,110.56557	43,233	16,383.77166	57,886	19,243.7763	66,568	24,616.82944	22,349.59858	25,442.73242	34,065.5728	39,175.25161
MSCI All Country World Index ex USA Net USD [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI All Country World Index ex-USA (Net-USD)
Accumulated Value		10,000			9,997.28674		12,755.58932		11,720.20838		13,032.34209		14,273.38832		15,577.9249	13,728.56523	15,000	16,955.1769	21,369.65487
MSCI All Country World C000233724 Index ex USA Net USD [Member]
Account Value [Line Items]
Accumulated Value		25,000			24,993.21685		31,888.9733		29,300.52095		32,580.85523		35,683.4708		38,944.81225	34,321.41308	37,500	42,387.94225	53,424.13718
MSCI All Country World C000233723 Index ex USA Net USD [Member]
Account Value [Line Items]
Accumulated Value		1,000,000			999,728.674		1,275,558.932		1,172,020.838		1,303,234.209		1,427,338.832		1,557,792.49	1,372,856.523	1,500,000	1,695,517.69	2,136,965.487
MSCI All Country World C000233727 Index ex USA Net USD [Member]
Account Value [Line Items]
Accumulated Value		10,000,000			9,997,286.74		12,755,589.32		11,720,208.38		13,032,342.09		14,273,388.32		15,577,924.9	13,728,565.23	15,000,000	16,955,176.9	21,369,654.87
Russell 1000 Value C000146933 Index Total Return [Member]
Account Value [Line Items]
Accumulated Value		25,000			28,004.29908		32,157.18938		33,108.49465		36,858.82065		37,494.0057		45,835.33143	46,946.4846	47,582.51095	61,650.1771	66,121.08058
Russell 1000 Value C000146931 Index Total Return [Member]
Account Value [Line Items]
Accumulated Value		1,000,000			1,120,171.963		1,286,287.575		1,324,339.786		1,474,352.826		1,499,760.228		1,833,413.257	1,877,859.384	1,903,300.438	2,466,007.084	2,644,843.223
Russell 1000 Value C000146937 Index Total Return [Member]
Account Value [Line Items]
Accumulated Value		10,000,000			11,201,719.63		12,862,875.75		13,243,397.86		14,743,528.26		14,997,602.28		18,334,132.57	18,778,593.84	19,033,004.38	24,660,070.84	26,448,432.23
Russell 1000 Value Index Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 1000® Value Index (Total Return)
Accumulated Value	$ 25,000	10,000	$ 31,974		11,201.71963	$ 39,087	12,862.87575	$ 40,034	13,243.39786	$ 40,577	14,743.52826	$ 52,573	14,997.60228	$ 56,386	18,334.13257	18,778.59384	19,033.00438	24,660.07084	26,448.43223
MSCI EAFE Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI EAFE Index Net
Accumulated Value		10,000			9,634.48166		12,261.52344		11,288.27187		12,692.22755		13,501.19708		14,954.60897	13,437.68641	15,099.01456	16,893.32903	21,032.53365
MSCI EAFE C000233724 Index Net [Member]
Account Value [Line Items]
Accumulated Value		25,000			24,086.20415		30,653.8086		28,220.67968		31,730.56888		33,752.9927		37,386.52243	33,594.21603	37,747.5364	42,233.32258	52,581.33413
MSCI EAFE C000233723 Index Net [Member]
Account Value [Line Items]
Accumulated Value		1,000,000			963,448.166		1,226,152.344		1,128,827.187		1,269,222.755		1,350,119.708		1,495,460.897	1,343,768.641	1,509,901.456	1,689,332.903	2,103,253.365
MSCI EAFE C000233727 Index Net [Member]
Account Value [Line Items]
Accumulated Value		$ 10,000,000			$ 9,634,481.66		$ 12,261,523.44		$ 11,288,271.87		$ 12,692,227.55		$ 13,501,197.08		$ 14,954,608.97	$ 13,437,686.41	$ 15,099,014.56	$ 16,893,329.03	$ 21,032,533.65